Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 2,917,617	¥ 3,202,100
Non-trading debt securities		130,423	115,659
Investments in and advances to affiliated companies		1,274	4,136
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		396,002	239,393
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,044,019	1,064,164
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		45,649	32,262
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,386,562	1,790,395
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	10,394	32,081
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 34,991	¥ 43,805

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.